Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss) before attribution of noncontrolling interests	¥ 268,458	¥ (951,395)
Other comprehensive income (loss), net of tax:
Net unrealized losses on investment securities	(162,130)	(193,709)
Net debt valuation adjustments	(22,260)	45,485
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	15	(21,360)
Defined benefit plans	48,965	(16,865)
Foreign currency translation adjustments	1,050,954	1,449,622
Total	915,544	1,263,173
Comprehensive income	1,184,002	311,778
Net income attributable to noncontrolling interests	37,677	62,734
Other comprehensive income attributable to noncontrolling interests	74,729	65,035
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 1,071,596	¥ 184,009